Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of contingent liabilities and commitments [Line Items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 42,091	£ 43,499
Contingent Liability for Guarantees [Member]
Disclosure of contingent liabilities and commitments [Line Items]
Guarantees given to third parties	1,666	1,557
Loan commitments [member]
Disclosure of contingent liabilities and commitments [Line Items]
Formal standby facilities, credit lines and other commitments	£ 40,425	£ 41,942